INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL

28)       INTANGIBLE ASSETS AND GOODWILL

a)       Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of rights to provide financial services (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2019	5,327,901	4,487,898	3,127,388	1,752,759	28,701	14,724,647
Additions/(reductions)	1,765,643	791,047	1,373,474	-	314,917	4,245,081
Impairment (2)	-	(320,726)	(258,998)	(759,616)	-	(1,339,340)
Accumulated amortization	-	(1,326,371)	(720,992)	(625,253)	(288,308)	(2,960,924)
Balance on December 31, 2020	7,093,544	3,631,848	3,520,872	367,890	55,310	14,669,464

Balance on December 31, 2020	7,093,544	3,631,848	3,520,872	367,890	55,310	14,669,464
Additions/(reductions)	(1,035,448)	1,451,657	2,150,051	1,255,543	320,426	4,142,229
Impairment (2)	(9,362)	(713,113)	(115,885)	(2,146)	-	(840,506)
Accumulated amortization	-	(1,320,446)	(827,236)	(572,646)	(339,852)	(3,060,180)
Balance on December 31, 2021	6,048,734	3,049,946	4,727,802	1,048,641	35,884	14,911,007
(1)	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and
(2)	Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.

b)	Composition of goodwill by segment

	R$ thousand
	On December 31, 2021	On December 31, 2020
Banking	5,583,201	6,601,162
Insurance	465,533	492,382
Total	6,048,734	7,093,544

The Cash Generation Units (GCUs) allocated to the banking segment and the insurance, pension and capitalization bonds segment are tested annually for impairment of goodwill. We did not incur any goodwill impairment losses in 2021, 2020 and 2019.

The recoverable amount from the Banking Segment has been determined based on a value-in-use calculation. The calculation uses cash-flow projections based on financial budgets approved by Management, with a terminal growth rate of 5.8% p.a. (2020 – 6.1% p.a.). The forecast cash flows have been discounted at a rate of 12.6% p.a. (2020 – 12.6% p.a.).

The key assumptions described above may change as economic and market conditions change. The Company estimates that reasonably possible changes in these assumptions within the current economic environment are not expected to cause the recoverable amount of either unit to decline below the carrying amount.